Long term debt	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Long term debt

10. Long term debt

Long term debt consists of the following:

	March 31, 2016 (INR)	As of March 31,
		2017 (INR)	2017 (US$)
Compulsorily convertible debentures 5.0% — DEG	1,272,400	—	—
Compulsorily convertible debentures 10.0% — IFC	478,900	—	—
Compulsorily convertible debentures 0% — IFC II	140,100	—	—
Compulsorily convertible debentures 5% — IFC III	241,100	—	—
Series E compulsorily convertible preferred shares (140,000 shares)	837,300	—	—
Series G compulsorily convertible preferred shares (18,882 shares)	630,900	—	—

	3,600,700	—	—

Secured term loans, net of financing costs:
Foreign currency loans	5,889,467	5,385,949	83,052
Indian rupee loans	13,340,243	27,311,619	421,151

	19,229,710	32,697,568	504,203

Total debt	22,830,410	32,697,568	504,203
Less current portion	4,477,696	1,554,806	23,975

Long-term debt	18,352,714	31,142,762	480,228

Compulsorily convertible debentures (CCDs)

Pursuant to the IPO in October 2016, the Company converted of all the CCD’s (DEG, IFC, IFC II and IFC III CCDs) which had guaranteed returns ranging from 18.4 % per annum to 20.0% per annum into 1,826,305 equity shares. The CCD’s converted contained the following terms and conditions:

Voting

The holders of the CCDs were entitled to voting rights other than for certain specific matters based on their proportionate voting rights as defined and specified in the shareholder and CCD agreements.

Term

Unless converted, the DEG, IFC, IFC II and IFC III CCDs matured 20 years from the date of the respective issuance being November 10, 2031, December 14, 2030, January 3, 2033 and September 5, 2034, respectively.

Interest

The DEG CCDs carried an interest rate of 5.0% per annum through the date of their conversion into equity shares of the Company. The first interest payment was eighteen months from the issuance date followed by quarterly payments until the earlier of the date of conversion or maturity.

The IFC CCDs carried an interest rate of 10.0% per annum through the date of their conversion into equity shares of the Company. The first interest payment was eighteen months from the issuance date followed by quarterly payments until the earlier of the date of conversion or maturity.

The IFC II CCDs did not carry an annual interest rate. However, if any dividends were paid to equity shareholders or the holders of the Compulsorily Convertible Preferred Shares (“CCPS”), the IFC II holders were entitled to interest/dividends equal to the return provided to the equity shareholders or the CCPs shareholders, whichever is higher.

The IFC III CCDs carried an interest at a rate of 5.0% per annum through the date of their conversion into equity shares of the Company. The first interest payment was eighteen months from the issuance date followed by quarterly payments until the earlier of the date of conversion or maturity.

The CCDs converted upon the Company’s IPO at a price such that the holder earned an internal rate of return ranging from 18.4% per annum to 20.0% per annum.

Buyback obligation

In case Company was not able to complete the Qualified Initial Public Offering (“QIPO”) date of December 31, 2016, or upon a breach of the funding requirements of the CCD holders or upon the occurrence of a liquidation event, as defined, the holders of the CCDs had an option, at their discretion, to require the Company to buyback the equity shares held by them after the conversion of their CCDs into equity shares so as to give them their required returns ranging from 18.4% per annum to 20.0% per annum.

As of March 31, 2016, these debentures were held by AGPL and the QIPO date was modified to December 31, 2016. The CCDs amounting to INR 2,132,500 had been classified as current liability assuming redemption at or before the modified QIPO date.

Accounting

In accordance with ASC Topic 480 Distinguishing Liabilities from Equity, the CCDs were recorded at their respective fair values at period end. The fair value was determined based on a discounted cash flow analysis under the income approach. Changes in their fair value were recorded as interest expense in the statements of operations. The carrying amount of the CCDs included the unrealized changes in the fair value of INR 950,490 as of March 31, 2016. Issuance costs on the CCDs were expensed as incurred.

Interest expense, including changes to fair value, on the CCDs for the years ended March 31, 2015, 2016 and 2017 was INR 248,831, INR 408,172, and INR 90,360 (US$ 1,392), respectively.

Series E and Series G Compulsorily Convertible Preferred Shares (Series E and G CCPS)

Pursuant to the IPO in October 2016, the Company has converted the Series E and Series G CCPS into 1,286,598 equity shares so as to give the holders their guaranteed returns of 18.4% per annum.

On April 18, 2013, AZI had issued shares of Series E CCPS for net proceeds of INR 491,400 (US$7,935). On July 25, 2015, the Series E CCPS in AZI were exchanged for similar instruments in APGL having identical terms and conditions. On August 5, 2015, APGL issued shares of Series G CCPS for net proceeds of INR 541,946 (US$8,188).

Series E and G CCPS contained the following key terms and conditions, as amended.

Voting

The holders of the Series E and G CCPS were not entitled to voting rights other than for certain specific matters based on their proportionate voting right as defined and specified in the shareholder and the Series E and G CCPS agreements.

Term

Series E and G CCPS were redeemable within twenty years from the date of their respective allotment on April 18, 2033 and August 5, 2035, respectively

Dividend

Each of the Series E and G CCPS holders were entitled to a 5.0% per share non-cumulative dividend, declared and paid in accordance with the Indian Companies Act of 2013. Should the equity or the Series A, B, C, D, F or H CCPS holder in any financial year received a dividend payout higher than 5% per annum of the amount invested by such investors, the Series E and G CCPS holders were entitled to receive an additional dividend equal to the difference between the percentage return earned by the equity or the Series A, B, C, D, F or H CCPS holders and the rate of dividends received by the Series E and G CCPS holders. The Company had not declared or paid any dividends through March 31, 2017.

Buyback obligation

At any time after the expiry of the QIPO date of December 31, 2016, or if the funding covenants of the Series E and G CCPS are breached, the Series E and G CCPS holders had an option, at their discretion, to require the Company to buyback the equity shares held by them after conversion of the Series E and G CCPS into equity shares so as to give them a required return of 15.0% per annum and 16.0% per annum, respectively.

Accounting

In accordance with ASC Topic 480, the Series E and G CCPS were classified as a liability and recorded at fair value at each period end. The fair value had been determined based on the discounted cash flow analysis under the income approach. Changes in their fair valuation were recorded as interest expense in the statements of operations. The carrying amount of series E and G CCPS included the unrealized changes in their fair value of INR 434,901 as of March 31, 2016. Issuance costs on the CCPS were expensed as incurred. As of March 31, 2016, the Series E and G CCPS were classified as current liabilities and converted into equity shares as of March 31, 2017.

Project level secured term loans

Foreign currency loans

From June 2009 through September 2009 the Company borrowed INR 309,631 (US$6,230) for the financing of a 2 MW solar power project, which carries a fixed interest rate. The loan is repayable in 48 equal quarterly installments which commenced on December 15, 2010. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 292,986 (US$ 4,518) as of March 31, 2017.

From February 2011 through June 2011, the Company borrowed INR 1,233,084 (US$26,835) for the financing of a 10 MW solar power project, which carries a fixed interest rate. The loan is repayable in 54 equal quarterly installments which commenced on September 15, 2012. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,082,182 (US$ 16,687) as of March 31, 2017.

From October 2011 through March 2012, the Company borrowed INR 782,793 (US$15,777) for the financing of a 5 MW solar power project, which carries a fixed interest rate. The loan is repayable in 66 quarterly installments commencing July 15, 2012. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 618,188 (US$ 9,533) as of March 31, 2017.

From October 2012 through September 2013, the Company borrowed INR 3,503,984 (US$63,709) for the financing of a 35 MW solar power project, which carries a fixed interest rate. The loan is repayable in 36 semi-annual installments which commenced on August 20, 2013. The borrowing is collateralized by underlying solar power project assets with a net carrying value of INR 2,897,230 (US$ 44,676) as of March 31, 2017.

The fixed interest foreign currency loans carry an interest rate ranging from 4.07% to 6.43% per annum.

During the year ended March 31, 2015, the Company entered into an unsecured credit facility commitment for financing future rooftop solar power projects. The total amount of the facility is INR 1,326,658 (US$20,000). The interest rate for the facility is fixed at lender’s base rate plus 2.25% per annum at the time of first disbursement. The loan is repayable in 54 quarterly installments which will commence on October 15, 2017. During the period ended March 31, 2017, an amount of INR 49,077 (US$ 757) at an interest rate of 4.42% has been borrowed under this facility and the Company has incurred deferred financing cost of INR 17,640 (US$ 272) in relation to this facility. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 47,389 (US$ 731) as of March 31, 2017.

The carrying value of the foreign currency loans includes unrealized foreign exchange losses of INR 1,580,504 and INR 1,560,068 (US$ 24,057) as of March 31, 2016 and 2017, respectively.

The Company in required to maintain principal and interest, both as defined in the respective agreements, as a reserve with banks specified by the respective lenders. Such amounts, totaling INR 418,572 and INR 436,239 (US$ 6,727) at March 31, 2016 and 2017, are classified as restricted cash non-current on the consolidated balance sheets.

The foreign currency loans are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service, indebtedness to net worth ratio, debt equity ratio and maintenance of debt service balances. As of March 31, 2017, the Company is in compliance with all such covenants.

Indian rupee loans

The Indian rupee loans are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service ratio, indebtedness to net worth ratio, debt equity ratio, debt service coverage ratio, receivable to sales ratio and maintenance of debt service balances. As of March 31, 2017, the Company is in compliance with all such covenants.

In December 2013, the Company borrowed INR 143,740 (US$2,195) for the financing of a 2.5 MW solar power project, which carries an interest rate of 12.15% per annum to be periodically revised by the lender. The interest rate as of March 31, 2017 was 12.15% per annum and the weighted average interest rate for the year ended March 31, 2017 was 12.15% per annum. The loan is repayable in 29 semi-annual installments which commenced on January 15, 2014. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 141,911 (US$ 2,188) as of March 31, 2017.

From March 2014 through March 2016, the Company borrowed INR 228,848 (US$ 3,454) for financing of a 4 MW solar rooftop power project, which carries an interest rate at a base rate, as defined, plus 2.25% per annum. The interest rate as of March 31, 2017 was 11.95% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.95% per annum. The loan is repayable in 54 quarterly installments commencing on March 28, 2015. The borrowing is collateralized by the underlying solar rooftop power project assets with a net carrying value of INR 239,012 (US$ 3,686) as of March 31, 2017.

From March 2014 through September 2014, the Company borrowed INR 1,880,000 (US$28,702) for financing of a 34 MW solar power project, which has been refinanced by new loan amounting to INR 1,740,000 (US$ 26,831) during September, 2016. The unamortized carrying value of ancillary cost of borrowing as on the date of refinancing of INR 35,014 (US$ 540) has been expensed as interest expense during the period. The floating interest rate as of March 31, 2017 was 10.6% — 11.0% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.58% per annum. The loan is repayable in 70 equal quarterly installments commencing October 1, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,772,555 (US$27,333) as of March 31, 2017.

In September 2014, the Company borrowed INR 550,000 (US$8,397) for financing of a 10 MW solar power project, which carries a floating rate of interest at a base rate, as defined, plus 2.25% per annum. The floating interest rate as of March 31, 2017 was 11.25% per annum and the weighted average interest rate for the year ended March 31, 2017 was 12.14% per annum. The loan is repayable in 44 quarterly installments commencing January 27, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 539,974 (US$ 8,327) as of March 31, 2017

From November 2014 through January 2015, the Company borrowed INR 585,000 (US$ 8,931) for financing of a 10 MW solar power project, which carries a floating rate of interest to be periodically revised by the lender. The floating interest rate as of March 31, 2017 was 11.25% per annum and the weighted average interest rate for the year ended March 31, 2017 was 12.14% per annum. The loan is repayable in 58 quarterly installments commencing January 17, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 576,958 (US$ 8,897) as of March 31, 2017.

From May 2015 through June 2015, the Company borrowed INR 1,601,000 (US$24,188) for financing of a 30 MW solar power project, which carries a floating rate of interest at a base rate plus 1.5% per annum. The floating interest rate as of March 31, 2017 was 11.75% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.75% per annum. The loan is repayable in 57 quarterly instalments commencing March 31, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,665,521 (US$ 25,683) as of March 31, 2017.

From December 2014 through September 2015, the Company borrowed INR 2,050,000 (US$30,971) for financing of a 40 MW solar power project, which carries a floating rate of interest which will reset after every 2 years from the date of commissioning. The interest rate as of March 31, 2017 from a consortium of lenders was in the range of 11.43 % per annum to 12.25 % per annum floating with additional 1% per annum interest during the construction period. The weighted average interest rate for the year ended March 31, 2017 was 11.98 % per annum. The loan is repayable in 57 quarterly instalments commencing October 15, 2015. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,067,759 (US$ 31,885) as of March 31, 2017.

From December 2014 through September 2015, the Company borrowed INR 2,363,100 (US$35,702) for financing of a 40 MW solar power project, which carries a floating rate of interest which will reset after every 2 years from the date of commissioning. The interest rate as of March 31, 2017 from a consortium of lenders was 12.25% per annum floating with additional 1% per annum interest during construction period. The weighted average interest rate for the year March 31, 2017 was 12.25% per annum. The loan is repayable in 48 quarterly instalments commencing May 31, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,380,771 (US$ 36,712) as of March 31, 2017.

From December 2014 through September 2015, the Company borrowed INR 1,173,500 (US$17,729) for financing of a 20 MW solar power project, which carries a floating rate of interest which will reset after every 2 years from the date of commissioning. The interest rate as of March 31, 2017 from a consortium of lenders was 12.25% per annum floating with additional 1% per annum interest during the construction period. The weighted average interest rate for the year ended March 31, 2017 was 12.25% per annum. The loan is repayable in 48 quarterly instalments commencing May 31, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,186,929 (US$ 18,303) as of March 31, 2017.

In September 2015, the Company borrowed INR 1,233,000 (US$18,824) for financing of a 28 MW solar power project, which has been refinanced by new loan amounting to INR 1,600,000 (US$ 24,672) during August, 2016. The unamortized carrying value of ancillary cost of borrowing as on the date of refinancing of INR 23,159 (US$ 357) has been expensed as interest expense during the period. The floating interest rate as of March 31, 2017 was 11.00% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.38% per annum. The loan is repayable in 72 quarterly installments commencing October 1, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,419,299 (US$ 21,886) as of March 31, 2017.

In January 2016, the Company borrowed INR250,000 (US$ 3,774) for financing of a 5 MW solar power project, which carries a floating rate of interest which will be subject to revision on expiry of every 2 years as per the interest guidelines of IREDA. The rate of interest is 11.4% and the weighted average interest rate for the year ended March 31, 2017 was 11.4% per annum with additional interest during construction period of 0.5% per annum. The loan is repayable in 48 monthly installments commencing March 31, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 299,643 (US$ 4,621) as of March 31, 2017.

From January 2016 through March 2016, the Company borrowed INR2,562,300 (US$ 39,511) for financing of a 50 MW solar power project, which carries a floating rate of interest at a base rate, as defined, minus 2.55% per annum. The floating interest rate as of March 31, 2017 was 10.95% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.77% per annum. The loan is repayable in 65 quarterly installments commencing June 30, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,952,478 (US$ 45,528) as of March 31, 2017.

From April 2016 through May 2016, the Company borrowed INR 463,050 (US$ 7,140) for financing of a 10 MW solar power project. The floating interest rate as of March 31, 2017 was 12.15% per annum and the weighted average interest rate for the year ended March 31, 2017 was 12.15% per annum. The loan is repayable in 56 quarterly installments commencing October 1, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 622,670 (US$ 9,602) as of March 31, 2017.

From May 2016 through March 2017, the Company borrowed INR 538,100 (US$ 8,298) for financing of a 10 MW solar power project. The floating interest rate as of March 31, 2017 was 11.35% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.35% per annum. The loan is repayable in 60 quarterly installments commencing June 30, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 598,902 (US$ 9,235) as of March 31, 2017.

From August 2016 through March 2017, the Company borrowed INR 5,981,800 (US$ 92,241) for financing of a 150 MW solar power project. The floating interest rate as of March 31, 2017 was 10.50% — 11.25% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.25% per annum. The loan is repayable in 66 quarterly installments commencing December 31, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 6,304,848 (US$ 97,222) as of March 31, 2017.

In November 2016, the Company borrowed INR 261,400 (US$ 4,031) for financing of a 14 MW solar power project. The floating interest rate as of March 31, 2017 was 11.20% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.20% per annum. The loan is repayable in 55 quarterly installments commencing June 30, 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 296,518 (US$ 4,572) as of March 31, 2017.

From October 2016 through February 2017, the Company borrowed INR 1,293,472 (US$ 19,946) for financing of a 40 MW solar power project from consortium of lenders. The floating interest rate as of March 31, 2017 was 10.35% — 11.75% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.04% per annum. The loan is repayable in 64 quarterly installments commencing January 15, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,377,467 (US$ 36,661) as of March 31, 2017.

From October 2016 through November 2016, the Company borrowed INR 1,315,371 (US$ 20,283) for financing of a 40 MW solar power project from consortium of lenders. The floating interest rate as of March 31, 2017 was 10.35% — 11.75% per annum and the weighted average interest rate for the year ended March 31, 2017 was 10.93% per annum. The loan is repayable in 64 quarterly installments commencing January 15, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,145,837 (US$ 33,089) as of March 31, 2017.

In November 2016, the Company borrowed INR 356,250 (US$ 5,493) for financing of a 7 MW solar power project. The floating interest rate as of March 31, 2017 was 11.25% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.25% per annum. The loan is repayable in 63 quarterly installments commencing October 1, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 415,359 (US$ 6,405) as of March 31, 2017.

In March 2017, the Company borrowed INR 1,000,000 (US$ 15,420) for financing of a 100 MW solar power project. The floating interest rate as of March 31, 2017 was 11.00% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.00% per annum. The loan is repayable in 74 quarterly installments commencing September 30, 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 396,337 (US$ 6,112) as of March 31, 2017.

In March 2017, the Company borrowed INR 825,000 (US$ 12,722) for financing of a 50 MW solar power project. The floating interest rate as of March 31, 2017 was 11.25% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.25% per annum. The loan is repayable in 63 quarterly installments commencing September 30, 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 899,177 (US$ 13,865) as of March 31, 2017.

In March 2017, the Company borrowed INR 375,000 (US$ 5,783) for financing of a 10 MW solar power project. The floating interest rate as of March 31, 2017 was 10.75% per annum and the weighted average interest rate for the year ended March 31, 2017 was 10.75% per annum. The loan is repayable in 37 quarterly installments commencing September 30, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 567,092 (US$ 8,745) as of March 31, 2017.

In March 2017, the Company borrowed INR 2,300,000 (US$ 35,466) for financing of a 100 MW solar power project from consortium of lenders. The floating interest rate as of March 31, 2017 was 10.75% —12.00% per annum and the weighted average interest rate for the year ended March 31, 2017 was 11.88% per annum. The loan is repayable in 73 quarterly installments commencing June 30, 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,228,308 (US$ 34,361) as of March 31, 2017.

As of March 31, 2017, the Company has unused commitments for long-term financing arrangements amounting to INR 16,227,730 (US$ 250,235) for solar power projects.

For certain of the Indian rupee loans, two of the directors of the Company have provided personal guarantees in favor of the lenders and have also pledged part of their shareholding with these lenders.

Short term loan facilities

Facility 1

In September 2015, the Company entered into a revolving credit facility in the amount of INR 1,000,000 (US$15,108). Borrowings under this facility are repayable within 12 months of disbursement. Two directors of AZI have given personal guarantees in favor of the lenders. The Company has also pledged shareholding of two project subsidiaries.

In November 2015, the Company borrowed INR 480,000 (US$7,334) for financing a 10 MW solar power project. The weighted average interest rate for the year ended March 31, 2017 was 13.25% per annum. The loan is repayable within 12 months from the date of 1st disbursement for the project and is further collateralized by the assets created from the respective disbursement. The borrowing has been repaid during the year and no amounts are outstanding under this facility at March 31, 2017.

In December 2015, the Company borrowed INR 418,000 (US$6,320) for financing a 10 MW solar power project. The weighted average interest rate for the year ended March 31, 2017 was 13.25% per annum. The loan is repayable within 12 months from the date of first disbursement for the project and is further collateralized by the assets created from the respective disbursement. The borrowing has been repaid during the year and no amounts are outstanding under this facility at March 31, 2017.

Facility 2

In February 2016, the Company borrowed INR 375,000 (US$5,660) for financing a 10 MW solar power project. The weighted average interest rate for the year ended March 31, 2017 was 13.25% per annum. The loan is repayable within 12 months from the date of disbursement for the project and is collateralized by the assets created from the disbursement. The borrowing has been repaid during the year and no amounts are outstanding under this facility at March 31, 2017

Facility 3

In February 2017, the Company borrowed INR 2,500,000 (US$ 38,551) for financing a 100 MW solar power project. The interest rate as of March 31, 2017 was 12.75% per annum. The loan is repayable within 12 months from the date of disbursement for the project and is collateralized by the assets created from the disbursement.

From time to time, the Company is required to maintain principal and interest, both as defined in the respective agreements, as a form of collateral with banks specified by the respective lenders. Such amounts, totaling INR 918,690 (US$ 14,166) as of March 31, 2016, are classified as restricted cash on the consolidated balance sheets. Generally, under the terms of the loan agreements entered into by the Company’s project subsidiaries, the project subsidiaries are restricted from paying dividends to APGL if they default in payment of their principal, interest and other amounts due to the lenders under their respective loan agreements. Certain of APGL’s project subsidiaries also may not pay dividends to AZI out of restricted cash.

As of March 31, 2017, the Company has fully drawn the commitments for revolving credit facilities for solar power projects.

As of March 31, 2017, the aggregate maturities of long term debt is as follows:

	Annual maturities
March 31,	INR	US$
2018	1,622,519	25,020
2019	2,225,730	34,321
2020	2,048,910	31,595
2021	2,733,616	42,153
2022	2,503,208	38,600
Thereafter	22,433,053	345,922

Total	33,567,036	517,611